Document and Entity Information	Feb. 06, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001651094
Document Type	8-K
Document Period End Date	Feb. 06, 2023
Entity Registrant Name	ELEVATE CREDIT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37680
Entity Tax Identification Number	46-4714474
Entity Address, Address Line One	4150 International Plaza
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76109
City Area Code	(817)
Local Phone Number	928-1500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, par value $0.0004 per share
Trading Symbol	ELVT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false